Ownership Structure (Details) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 28, 2011	Jun. 30, 2013 item	Dec. 31, 2012 class	Dec. 31, 2010
Ownership Structure
Units authorized and issued (in shares)		167,015,394	167,015,394
Proceeds from units issued				$ 97,000,000
Number of classes of outstanding units not entitled to current cash distributions or are convertible into indebtedness		3	3
Amount distributed to members to cover the tax liabilities resulting from the sale of the Arkoma midstream assets	28,900,000
Class I units
Ownership Structure
Units authorized and issued (in shares)		107,281,058	107,281,058
Special allocation (as a percent)		8.00%	8.00%
Aggregate liquidation priority, including the special allocation		2,279,000,000	2,191,000,000
Class A and B units
Ownership Structure
Units authorized and issued (in shares)		40,007,463	40,007,463
Class A and B profit units
Ownership Structure
Units authorized and issued (in shares)		19,726,873	19,726,873
Class I-5 and B-6 units
Ownership Structure
Proceeds from units issued				$ 97,000,000